Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16. Commitments and Contingencies
Leases
On March 8, 2018, the Company entered into a noncancelable operating lease agreement for office and laboratory space in Woburn, Massachusetts (the “Woburn Lease”). On March 10, 2021, the Company extended the Woburn Lease through June 30, 2024 with a monthly lease payment of $12 thousand. On March 4, 2022, the Company executed the first amendment to the Woburn Lease (the “Amendment”) which increased the size of the leased office and laboratory space with an aggregate monthly lease payment to $18 thousand, subject to annual increases beginning in November 2022 based on the consumer price index, in addition to payment of a proportional share of operating costs.
The maturities and balance sheet presentation under all
non-cancelable
operating leases as of June 30, 2022, are as follows:

Operating Leases
Maturity of lease liabilities
2022 (remaining 6 months)	$108,773
2023	217,545
2024	123,077

Total lease liabilities	449,395
Less imputed interest	(36,116)

Present value of operating lease liability as of June 30, 2022	$413,279

Reported as of June 30, 2022
Lease liabilities—current	$191,400
Lease liabilities—noncurrent	221,879

$413,279

As the Company’s leases do not provide an implicit rate, the Company estimated its incremental borrowing rate based on the information available at each lease commencement date in determining the present value of the lease payments. The weighted-average discount rate used for leases as of June 30, 2022 is 8.0%. The weighted-
average lease term as of June 30, 2022 is 2.0 years. During the six months ended June 30, 2022 and 2021 operating cash flows used for operating leases was $88 thousand and $65 thousand, respectively. During the six months ended June 30, 2022 and 2021, lease cost was $90 thousand and $68 thousand, respectively.
Amounts included in restricted cash as of June 30, 2022 and December 31, 2021 consist of cash held to collateralize a letter of credit issued as a security deposit in connection with the Company’s lease of its corporate facility and for certain credit cards.
Legal Proceedings
The Company, from time to time, may be party to litigation arising in the ordinary course of business. The Company was not subject to any material legal proceedings as of June 30, 2022, and, to the best of the Company’s knowledge, no material legal proceedings are currently pending or threatened.
Indemnification Agreements
The Company enters into standard indemnification agreements in the ordinary course of business. Pursuant to the agreements, the Company agrees to indemnify, hold harmless, and to reimburse the indemnified party for losses suffered or incurred by the indemnified party, generally the Company’s business partners, in connection with any U.S. patent or any copyright or other intellectual property infringement claim by any third-party with respect to the Company’s products. The term of these indemnification agreements is generally perpetual any time after execution of the agreement. In addition, the Company has entered into indemnification agreements with members of its board of directors and its executive officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. In addition, the Company maintains officers and directors insurance coverage. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited. Through June 30, 2022, the Company had not experienced any losses related to these indemnification agreements and no material claims were outstanding.
Other Matters
In February 2022, the Company determined it was affected by a business email compromise fraud which resulted in a diversion of the Company’s capital to unknown parties. This incident led to a loss of $136 thousand of cash for the year ended December 31, 2021 which was recorded as other expense, net in the Company’s statements of operations and comprehensive loss. During the six months ended June 30, 2022, an additional $590 thousand of cash was lost through the same incident. The Company implemented a variety of measures to further enhance its cybersecurity protections and minimize the impact of any future cyber incidents. The Company has insurance related to this event and has recovered $300 thousand of losses in total. As of and for the year ended December 31, 2021, the Company recorded a $136 thousand insurance recovery receivable within prepaid expenses and other current assets in the Company’s balance sheet and a corresponding recovery of losses which offset the loss within other expense, net in the Company’s statements of operations and comprehensive loss since the recovery of losses was considered probable. During the six months ended June 30, 2022, the Company recognized a loss of $590 thousand within other expense, net which was partially offset by the remaining $164 thousand of insurance proceeds, for a net loss of $426 thousand recognized within other expense, net.

17. Commitments and Contingencies
Leases
On March 8, 2018, the Company entered into a noncancelable operating lease agreement for office and laboratory space in Woburn, Massachusetts. The lease agreement required monthly lease payments as well as payment of a proportional share of operating costs. On March 10, 2021, the Company extended the lease agreement through June 30, 2024 at a monthly lease rate of $12 thousand, subject to annual increases in January based on changes in the consumer price index.
The
maturities and balance sheet presentation under all
non-cancelable
operating leases as of December 31, 2021, are as follows:

Operating Leases

Maturity of lease liabilities
2022	$143,004
2023	143,004
2024	71,502

Total lease liabilities	357,510
Less: imputed interest	(34,454)

Present value of operating lease liability as of December 31, 2021	$323,056

Reported as of December 31, 2021
Lease liabilities — current	$121,552
Lease liabilities — noncurrent	201,504

$323,056

As
of
December 31, 2021, the Company maintained a
Right-Of-Use
asset with a corresponding operating lease liability of approximately
$323
 thousand, based on the present value of the minimum rental payments in accordance with ASC 842,
Leases
. As the Company’s lease does not provide an implicit rate, the Company estimated its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of the lease payments. The weighted average discount rate used for leases as of December 31, 2021 is 8.0%. The weighted average lease term as of December 31, 2021 is 2.5 years. During the year ended December 31, 2021 operating cash flows used for operating leases was $136 thousand. During the year ended December 31, 2021, lease cost was $139 thousand. During the year ended December 31, 2020, rent expense incurred under this agreement was $134 thousand under previous accounting guidance.
Legal Proceedings
The Company, from time to time, may be party to litigation arising in the ordinary course of business. The Company was not subject to any material legal proceedings during the years ended December 31, 2021 and 2020, and, to the best of the Company’s knowledge, no material legal proceedings are currently pending or threatened.
Indemnification Agreements
The Company enters into standard indemnification agreements in the ordinary course of business. Pursuant to the agreements, the Company agrees to indemnify, hold harmless, and to reimburse the indemnified party for losses suffered or incurred by the indemnified party, generally the Company’s business partners, in connection with any U.S. patent or any copyright or other intellectual property infringement claim by any third-party with respect to the Company’s products. The term of these indemnification agreements is generally perpetual any time after execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited. Through December 31, 2021, the Company had not experienced any losses related to these indemnification agreements and no material claims were outstanding.

Other Matters
In February 2022, the Company determined it was affected by a business email compromise fraud which resulted in a diversion of the Company’s capital to unknown parties. This incident led to a loss of $136 thousand of cash for the year ended December 31, 2021 which was recorded within other income, net in the Company’s statements of operations and comprehensive loss. Subsequent to December 31, 2021, an additional

$
590
 thousand of cash was lost through the same incident. The Company implemented a variety of measures to further enhance its cybersecurity protections and minimize the impact of any future cyber incidents. The Company has insurance related to this event and expects to recover $
300
 thousand of losses in total. As of and for the year ended December 31, 2021, the Company recorded a $
136
 thousand insurance recovery receivable within prepaid expenses and other current assets in the Company’s balance sheet and a corresponding recovery of losses which offset the loss within other income, net in the Company’s statement of operations and comprehensive loss since the recovery of losses was considered probable. The remaining insurance recovery amount of $
164
 thousand relates to losses incurred subsequent to year end and will be recorded in the Company’s financial statements for the year ending December 31, 2022
.